Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (29%
)
12,973,044 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.54%, 6/15/36 (a)(b) $ 12,614
1,691,603 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  1,652
5,223,166 Ally Auto Receivables Trust 2022-3, 5.29%,
6/16/25  5,216
4,000,000 Ally Auto Receivables Trust 2023-1, 5.76%,
11/15/26  4,005
2,313,441 American Credit Acceptance Receivables Trust
2022-4 144A, 6.20%, 5/13/26 (a) 2,312
4,452,405 American Credit Acceptance Receivables Trust
2022-1 144A, 1.68%, 9/14/26 (a) 4,423
1,946,015 American Credit Acceptance Receivables Trust
2023-1 144A, 5.45%, 9/14/26 (a) 1,938
5,166,408 American Credit Acceptance Receivables Trust
2023-2 144A, 5.89%, 10/13/26 (a) 5,152
1,883,342 Americredit Automobile Receivables Trust 2023-
1, 5.15%, 3/18/24  1,883
4,270,617 ARI Fleet Lease Trust 2023-A 144A, 5.43%,
4/15/24 (a) 4,268
1,197,900 ARI Fleet Lease Trust 2021-A 144A, 0.37%,
3/15/30 (a) 1,187
2,038,456 Atlas Senior Loan Fund III Ltd. 2013-1A
144A, (3 mo. LIBOR USD + 0.830%), 6.16%,
11/17/27 (a)(b) 2,037
6,400,904 Bain Capital Credit CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.232%), 6.56%, 7/20/30 (a)(b) 6,362
2,000,000 Bank of America Auto Trust 2023-1A 144A,
5.83%, 5/15/26 (a) 2,000
222,123 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.49%,
2/16/37 (a)(b) 222
1,568,355 Benefit Street Partners CLO II Ltd. 2013-IIA
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.132%), 6.44%, 7/15/29 (a)(b) 1,561
69,222 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 52
7,861,525 BMW Vehicle Lease Trust 2023-1, 5.27%,
2/25/25  7,847
8,850,000 BMW Vehicle Owner Trust 2023-A, 5.72%,
4/27/26  8,854
4,755,151 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.56%, 4/15/29 (a)(b) 4,725
7,481,618 Capital One Prime Auto Receivables Trust 2022-
2, 3.74%, 9/15/25  7,420
2,837,768 CarMax Auto Owner Trust 2023-2, 5.51%,
5/15/24  2,837
7,700,000 CarMax Auto Owner Trust 2023-1, 5.23%,
1/15/26  7,675
49,652 Carvana Auto Receivables Trust 2021-P4,
0.82%, 4/10/25  50
3,660,483 Carvana Auto Receivables Trust 2022-P3,
4.42%, 12/10/25  3,640
7,800,588 Carvana Auto Receivables Trust 2023-P1 144A,
6.02%, 4/10/26 (a) 7,790
5,413,000 Carvana Auto Receivables Trust 2023-P2 144A,
5.98%, 8/10/26 (a) 5,401
8,395,000 Carvana Auto Receivables Trust 2021-P4,
1.31%, 1/11/27  8,054
Principal
or Shares Security Description
Value
(000)
1,255,330 CCG Receivables Trust 2021-1 144A, 0.30%,
6/14/27 (a) $ 1,229
503,768 CCG Receivables Trust 2020-1 144A, 0.54%,
12/14/27 (a) 499
5,905,562 CHCP Ltd. 2021-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
6.39%, 2/15/38 (a)(b) 5,815
513,213 Chesapeake Funding II LLC 2020-1A 144A,
0.87%, 8/15/32 (a) 510
3,816,844 Chesapeake Funding II LLC 2021-1A 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.344%), 5.41%, 4/15/33 (a)(b) 3,807
2,100,000 Cifc Funding Ltd. 2014-4RA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
6.52%, 1/17/35 (a)(b) 2,100
7,345,048 CIFC Funding Ltd. 2017-4A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
6.56%, 10/24/30 (a)(b) 7,314
4,100,000 CIFC Funding Ltd. 2018-1A 144A, (3 mo.
LIBOR USD + 1.000%), 6.57%, 4/18/31 (a)(b) 4,086
74,486 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
6.61%, 8/20/35 (a)(b) 75
343,119 Commonbond Student Loan Trust 2017-AGS
144A, (1 mo. Term Secured Overnight Financing
Rate + 0.964%), 6.26%, 5/25/41 (a)(b) 337
5,169,629 Dell Equipment Finance Trust 2023-2 144A,
5.64%, 6/24/24 (a) 5,171
5,500,000 Dell Equipment Finance Trust 2023-2 144A,
5.84%, 1/22/29 (a) 5,515
12,673,939 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.182%), 6.49%, 10/15/30 (a)(b) 12,563
2,900,000 DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a) 2,899
1,151,512 DLLAD LLC 2023-1A 144A, 5.01%, 2/20/24 (a) 1,151
9,616,735 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.282%), 6.59%, 4/15/29 (a)(b) 9,586
2,448,629 Enterprise Fleet Financing LLC 2022-4 144A,
5.15%, 11/20/23 (a) 2,448
2,516,339 Enterprise Fleet Financing LLC 2023-2 144A,
5.79%, 6/20/24 (a) 2,517
1,631,169 Enterprise Fleet Financing LLC 2020-2 144A,
0.61%, 7/20/26 (a) 1,608
1,448,220 Enterprise Fleet Funding LLC 2021-1 144A,
0.44%, 12/21/26 (a) 1,422
3,025,637 Exeter Automobile Receivables Trust 2022-6A,
5.73%, 11/17/25  3,024
2,850,000 Exeter Automobile Receivables Trust 2023-3A,
6.04%, 7/15/26  2,848
2,400,000 Exeter Automobile Receivables Trust 2022-6A,
5.70%, 8/17/26  2,394
5,079,833 Flagship Credit Auto Trust 2022-3 144A,
4.06%, 10/15/25 (a) 5,053
4,568,601 Flagship Credit Auto Trust 2021-4 144A,
0.81%, 7/17/26 (a) 4,459
2,386,978 Flagship Credit Auto Trust 2022-1 144A,
1.79%, 10/15/26 (a) 2,330
3,879,316 Flagship Credit Auto Trust 2023-1 144A,
5.38%, 12/15/26 (a) 3,860
12,900,000 Flagship Credit Auto Trust 2023-2 144A,
5.76%, 4/15/27 (a) 12,845

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,590,645 Flatiron CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.980%), 6.30%, 5/15/30 (a)(b) $ 2,573
4,935,774 Flatiron CLO Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
6.52%, 4/17/31 (a)(b) 4,905
6,964,273 Ford Auto Securitization Trust 2023-AA 144A,
5.21%, 6/15/25 CAD (a)(c) 5,274
8,700,000 Ford Credit Auto Lease Trust 2023-A, 5.19%,
6/15/25  8,679
2,192,400 Ford Credit Auto Owner Trust 2023-A, 5.03%,
4/15/24  2,192
4,817,243 Ford Credit Auto Owner Trust 2022-C, 4.52%,
4/15/25  4,799
7,178,982 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.334%),
6.56%, 5/16/38 (a)(b) 7,034
5,486,330 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.132%), 6.48%, 4/24/29 (a)(b) 5,463
6,154,548 GM Financial Automobile Leasing Trust 2023-1,
5.27%, 6/20/25  6,137
10,300,000 GM Financial Automobile Leasing Trust 2023-2,
5.44%, 10/20/25  10,261
3,831,329 GM Financial Consumer Automobile Receivables
Trust 2023-2, 5.19%, 4/16/24  3,830
8,750,000 GM Financial Consumer Automobile Receivables
Trust 2023-1, 5.19%, 3/16/26  8,721
4,950,000 GM Financial Consumer Automobile Receivables
Trust 2023-3, 5.74%, 9/16/26  4,953
2,490,030 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 6.52%, 9/15/37 (a)
(b) 2,458
8,042,327 Hayfin U.S. XII Ltd. 2018-9A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.412%), 6.78%, 4/28/31 (a)(b) 8,014
7,300,000 Honda Auto Receivables Owner Trust 2023-2,
5.41%, 4/15/26  7,282
8,687,959 Hyundai Auto Lease Securitization Trust 2023-A
144A, 5.20%, 4/15/25 (a) 8,658
4,700,000 Hyundai Auto Lease Securitization Trust 2023-B
144A, 5.47%, 9/15/25 (a) 4,679
2,541,809 Hyundai Auto Receivables Trust 2023-A,
5.17%, 4/15/24  2,541
6,000,000 Hyundai Auto Receivables Trust 2023-B, 5.77%,
5/15/26  6,002
5,900,000 John Deere Owner Trust 2023-B, 5.59%,
6/15/26  5,896
9,000,000 KREF Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.184%),
6.41%, 2/15/39 (a)(b) 8,764
3,792,768 Kubota Credit Owner Trust 2023-1A 144A,
5.29%, 3/15/24 (a) 3,790
8,100,000 Kubota Credit Owner Trust 2023-2A 144A,
5.61%, 7/15/26 (a) 8,094
37,535 LCM XX LP 20A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.302%), 6.63%,
10/20/27 (a)(b) 38
6,561,368 LCM XXIV Ltd. 24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
6.57%, 3/20/30 (a)(b) 6,509
1,777,449 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.212%), 6.53%, 4/19/30 (a)(b) 1,772
Principal
or Shares Security Description
Value
(000)
1,081,536 Madison Park Funding XLI Ltd. 12A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.092%), 6.44%, 4/22/27 (a)(b) $ 1,077
14,481,234 Madison Park Funding XVII Ltd. 2015-17A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.262%), 6.60%, 7/21/30 (a)(b) 14,431
981,075 Madison Park Funding XXVI Ltd. 2017-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.462%), 6.83%, 7/29/30 (a)(b) 977
4,336,572 Magnetite VII Ltd. 2012-7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.062%),
6.37%, 1/15/28 (a)(b) 4,325
5,296,556 Mercedes-Benz Auto Receivables Trust 2023-1,
5.09%, 1/15/26  5,278
981,298 MMAF Equipment Finance LLC 2022-B 144A,
4.92%, 12/01/23 (a) 981
3,400 MMAF Equipment Finance LLC 2020-A 144A,
0.74%, 4/09/24 (a) 3
5,950,000 MMAF Equipment Finance LLC 2023-A 144A,
5.79%, 11/13/26 (a) 5,952
2,638,514 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 2,389
1,104,732 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 958
404,707 Navient Private Education Refi Loan Trust 2020-
GA 144A, 1.17%, 9/16/69 (a) 359
5,253,747 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 4,541
15,028,961 Neuberger Berman Loan Advisers CLO
Ltd. 2017-25A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.192%), 6.50%,
10/18/29 (a)(b) 14,948
7,500,000 Nissan Auto Lease Trust 2023-A, 5.10%,
3/17/25  7,473
7,000,000 Nissan Auto Lease Trust 2023-B, 5.74%,
8/15/25  7,020
3,608,866 Nissan Auto Receivables Owner Trust 2022-B,
4.50%, 8/15/25  3,589
560,460 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 6.18%,
2/20/28 (a)(b) 560
4,000,000 Porsche Financial Auto Securitization Trust
2023-1A 144A, 5.42%, 12/22/26 (a) 3,985
4,164,986 Regatta Funding LP 2013-2A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.112%), 6.42%, 1/15/29 (a)(b) 4,140
3,862,626 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 5.72%, 8/16/32 (a) 3,838
4,081,304 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 6.45%, 12/15/32 (a) 4,072
3,700,994 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 6.49%, 6/15/33 (a) 3,696
959,598 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 933
935,038 Santander Consumer Auto Receivables Trust
2021-BA 144A, 1.45%, 10/16/28 (a) 923
1,216,839 Santander Drive Auto Receivables Trust 2022-5,
3.98%, 1/15/25  1,216
2,535,669 Santander Drive Auto Receivables Trust 2022-6,
4.37%, 5/15/25  2,532
1,018,082 Santander Drive Auto Receivables Trust 2022-4,
4.05%, 7/15/25  1,017

Principal
or Shares Security Description
Value
(000)
3,500,000 SFS Auto Receivables Securitization Trust 2023-
1A 144A, 5.89%, 3/22/27 (a) $ 3,499
354,046 SoFi Consumer Loan Program Trust 2021-1
144A, 0.49%, 9/25/30 (a) 350
2,725,113 SoFi Consumer Loan Program Trust 2023-1S
144A, 5.81%, 5/15/31 (a) 2,721
1,224,141 Stack Infrastructure Issuer LLC 2019-1A 144A,
4.54%, 2/25/44 (a) 1,208
4,200,000 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
6.54%, 4/18/38 (a)(b) 4,082
1,280,447 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
6.42%, 7/15/38 (a)(b) 1,275
1,283,532 Tesla Auto Lease Trust 2021-B 144A, 0.36%,
9/22/25 (a) 1,274
244,596 Towd Point Mortgage Trust 2017-5 144A, (1
mo. Term Secured Overnight Financing Rate +
0.714%), 4.98%, 2/25/57 (a)(b) 245
10,700,000 Toyota Auto Receivables Owner Trust 2023-A,
5.05%, 1/15/26  10,658
997,043 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
6.79%, 10/15/34 (a)(b) 991
2,700,000 Volkswagen Auto Loan Enhanced Trust 2023-1,
5.50%, 12/21/26  2,696
4,742,040 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.27%, 3/15/24 (a) 4,739
10,400,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 5.51%, 6/15/26 (a) 10,365
2,725,249 Wheels SPV 2 LLC 2021-1A 144A, (1 mo.
LIBOR USD + 0.280%), 5.65%, 8/20/29 (a)(b) 2,707
3,415,693 World Omni Auto Receivables Trust 2023-B,
5.32%, 4/15/24  3,414
7,588,665 World Omni Auto Receivables Trust 2021-B,
0.42%, 6/15/26  7,326
12,700,000 World Omni Auto Receivables Trust 2023-A,
5.18%, 7/15/26  12,651
3,200,000 World Omni Automobile Lease Securitization
Trust 2023-A, 5.47%, 11/17/25  3,186
3,157,429 World Omni Select Auto Trust 2023-A, 5.14%,
3/15/24  3,156
Total Asset Backed (Cost - $558,988)
555,716
Certificates of Deposit (0%
)
1,700,000 Credit Agricole Corporate & Investment Bank
SA, 5.36%, 11/21/23 (d)
(Cost - $1,700) 1,698
Commercial Paper(d) (17%
)
15,000,000 Ameren Corporation. , 5.39%, 8/11/23  14,975
9,000,000 AT&T Inc. , 5.71%, 12/19/23  8,799
7,000,000 AutoZone Inc. , 5.34%, 8/02/23  6,998
8,500,000 Bayer AG , 6.30%, 7/23/24  7,996
13,100,000 Bayerische Landesbk Giro. , 5.15%, 10/16/23  12,948
17,000,000 BNP Paribas New York Branch , 5.14%,
10/26/23  16,776
10,000,000 BPCE SA , 6.03%, 7/25/24  9,434
12,000,000 Canadian National Railway Co. , 5.27%, 8/03/23  11,995
10,000,000 DNB Bank Asa , 5.13%, 10/10/23  9,895
15,000,000 Dover Corp. , 5.36%, 8/02/23  14,995
5,500,000 DTE Energy Co. , 5.36%, 8/02/23  5,498
10,000,000 DTE Energy Co. , 5.36%, 8/04/23  9,994
10,000,000 Enel Finance America LLC , 5.36%, 8/11/23  9,983
15,000,000 FISERV Inc. , 5.36%, 8/04/23  14,991
Principal
or Shares Security Description
Value
(000)
5,000,000 FISERV Inc. , 5.40%, 8/07/23  $ 4,995
18,000,000 ING (U.S.) Funding LLC , 5.19%, 11/03/23  17,741
15,000,000 Lloyds Bank Corporate Markets Plc. , 5.19%,
10/06/23  14,847
13,000,000 Macquarie Group Ltd. , 5.16%, 11/02/23  12,815
20,000,000 Ontario Teachers Finance Trust , 5.19%, 10/03/23  19,811
6,875,000 Public Service Electric and Gas Co. , 5.41%,
8/08/23  6,867
15,000,000 RTX Corp. , 5.37%, 8/04/23  14,991
12,000,000 Skandinaviska Enskilda Banken AB , 6.03%,
3/08/24  11,988
5,500,000 Southern Co. Funding Corp , 5.47%, 8/09/23  5,493
17,000,000 Toronto-Dominion Bank , 5.16%, 10/23/23  16,785
5,000,000 TransCanada Pipelines Ltd. , 5.47%, 8/04/23  4,997
5,000,000 TransCanada Pipelines Ltd. , 5.48%, 8/10/23  4,993
15,000,000 VW Credit Inc. , 5.41%, 8/08/23  14,982
7,000,000 WEC Energy Group Inc. , 5.42%, 8/03/23  6,997
10,000,000 Westpac Banking Corporation. , 5.23%, 1/04/24  9,761
7,000,000 Westpac Banking Corporation. , 5.25%, 11/09/23  6,894
Total Commercial Paper (Cost - $330,419)
330,234
Corporate Bond (33%
)
Financial  (16%)
2,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , (U.S. Secured Overnight
Financing Rate + 0.680%), 5.94%, 9/29/23 (b) 2,947
4,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1, 1.75%, 10/29/24  4,682
2,400,000 Ally Financial Inc. , 1.45%, 10/02/23  2,381
900,000 Ally Financial Inc. , 5.75%, 11/20/25  873
4,200,000 American Express Co. , (Secured Overnight
Financing Rate + 0.720%), 5.81%, 5/03/24 (b) 4,207
7,055,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.760%), 5.89%, 2/13/26 (b) 7,060
4,680,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.999%), 4.99%, 5/01/26 (b) 4,628
8,435,000 American Express Co. , (Secured Overnight
Financing Rate + 0.970%), 6.30%, 7/28/27 (b) 8,440
8,780,000 Australia & New Zealand Banking Group Ltd.
144A, 4.83%, 2/03/25 (a) 8,704
8,125,000 Australia & New Zealand Banking Group Ltd. ,
5.38%, 7/03/25  8,139
3,400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  3,378
6,265,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.730%), 0.81%, 10/24/24 (b) 6,183
8,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 6.02%, 4/22/25 (b) 8,944
5,000,000 Bank of America Corp. MPLE, (3 mo. CDOR
CAD + 0.898%), 2.93%, 4/25/25 CAD (b)(c) 3,714
6,425,000 Bank of Montreal , 5.20%, 12/12/24  6,390
5,340,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 0.550%), 5.77%, 9/15/23 (b) 5,342
4,510,000 Banque Federative du Credit Mutuel SA 144A,
(Secured Overnight Financing Rate + 1.400%),
6.69%, 7/13/26 (a)(b) 4,525
2,895,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 2,840
1,905,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,801
150,000 BPCE SA 144A, 4.00%, 9/12/23 (a) 150
3,250,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.570%), 5.86%, 1/14/25 (a)
(b) 3,233

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
4,470,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.400%), 5.61%,
12/14/23 (b) $ 4,469
8,940,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.420%), 5.72%,
10/18/24 (b) 8,912
5,285,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 0.690%), 5.89%,
12/06/24 (b) 5,213
900,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 845
2,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 2,042
7,610,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 6.00%, 5/01/25 (b)
(e) 7,602
7,500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.372%), 4.14%, 5/24/25 (b) 7,406
7,265,000 Commonwealth Bank of Australia , 5.08%,
1/10/25  7,240
4,395,000 Commonwealth Bank of Australia 144A, (U.S.
Secured Overnight Financing Rate + 0.750%),
5.96%, 3/13/26 (a)(b) 4,394
7,990,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.290%), 6.56%,
7/05/26 (a)(b) 8,024
900,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 892
6,640,000 GA Global Funding Trust 144A, (U.S. Secured
Overnight Financing Rate + 0.500%), 5.71%,
9/13/24 (a)(b) 6,518
1,550,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,513
3,900,000 Goldman Sachs Group Inc. , 1.22%, 12/06/23  3,836
5,000,000 Goldman Sachs Group Inc. , 5.70%, 11/01/24  4,996
1,655,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,614
2,550,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  2,251
2,895,000 Jackson Financial Inc. , 1.13%, 11/22/23  2,853
7,135,000 Jackson National Life Global Funding 144A,
(U.S. Secured Overnight Financing Rate +
1.150%), 6.40%, 6/28/24 (a)(b) 7,141
900,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.25%, 2/01/27 (a) 810
3,890,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.710%), 6.00%,
10/14/25 (a)(b) 3,867
9,500,000 Mitsubishi UFJ Financial Group Inc. , 2.80%,
7/18/24  9,237
6,430,000 Mitsubishi UFJ Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 0.940%),
6.08%, 2/20/26 (b) 6,432
3,960,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.610%), 6.12%, 9/08/24 (b) 3,960
3,395,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 5.59%, 11/10/23 (b) 3,393
5,745,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 5.79%, 1/25/24 (b) 5,744
5,546,000 Morgan Stanley MPLE, 3.00%, 2/07/24 CAD (c) 4,151
9,055,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.509%), 0.79%, 1/22/25 (b) 8,828
1,785,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,675
885,000 Nasdaq Inc. , 5.65%, 6/28/25  887
Principal
or Shares Security Description
Value
(000)
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 5.66%,
8/12/24 (a)(b) $ 3,914
900,000 Navient Corp. , 5.00%, 3/15/27  815
7,945,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  7,945
6,300,000 OneMain Finance Corp. , 6.13%, 3/15/24  6,289
900,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 868
1,550,000 Radian Group Inc. , 6.63%, 3/15/25  1,548
3,765,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,355
10,000,000 Royal Bank of Canada , 3.30%, 9/26/23 CAD (c) 7,560
5,970,000 Royal Bank of Canada GMTn, 4.95%, 4/25/25  5,908
4,240,000 Skandinaviska Enskilda Banken AB 144A,
0.55%, 9/01/23 (a) 4,224
900,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  870
7,595,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.430%),
6.71%, 1/13/26 (b) 7,662
2,330,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/12/23 (a) 2,317
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 0.440%),
5.65%, 9/16/24 (a)(b) 4,613
4,920,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 1.120%),
6.31%, 3/09/26 (a)(b) 4,941
2,270,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 2,234
7,275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 6.64%, 4/25/26 (b)
(e) 7,339
900,000 XHR LP 144A, 6.38%, 8/15/25 (a) 886
308,594
Industrial  (13%)
4,205,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,092
900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 837
900,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (a) 993
6,380,000 American Honda Finance Corp. , (3 mo. Term
Secured Overnight Financing Rate + 0.542%),
5.84%, 1/12/24 (b)(e) 6,376
4,580,000 American Honda Finance Corp. , (U.S. Secured
Overnight Financing Rate + 0.920%), 6.21%,
1/12/26 (b)(e) 4,626
607,000 Avery Dennison Corp. , 0.85%, 8/15/24  576
1,510,000 Ball Corp. , 5.25%, 7/01/25  1,498
1,735,000 Baxter International Inc. , 0.87%, 12/01/23  1,707
2,590,000 Baxter International Inc. , (Secured Overnight
Financing Rate + 0.440%), 5.61%, 11/29/24 (b) 2,571
3,385,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.530%), 5.79%,
4/01/24 (a)(b) 3,389
5,800,000 Boeing Co. , 1.43%, 2/04/24  5,668
3,375,000 Broadcom Corp./Broadcom Cayman Finance Ltd. ,
3.63%, 1/15/24  3,339
8,615,000 Caterpillar Financial Services Corp. , (U.S.
Secured Overnight Financing Rate + 0.520%),
5.74%, 6/13/25 (b) 8,641
1,550,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,540

Principal
or Shares Security Description
Value
(000)
2,135,000 Conagra Brands Inc. , 0.50%, 8/11/23  $ 2,132
900,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 869
3,000,000 Daimler Truck Finance Canada Inc. , 1.85%,
12/15/23 CAD (c) 2,245
3,115,000 Daimler Truck Finance North America LLC
144A, 1.13%, 12/14/23 (a) 3,065
4,610,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.750%), 5.97%, 12/13/24 (a)(b) 4,604
3,580,000 Daimler Truck Finance North America LLC
144A, 5.20%, 1/17/25 (a) 3,559
1,740,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,685
2,095,000 Ford Motor Credit Co. LLC , 5.58%, 3/18/24  2,082
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,261
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,306
3,600,000 Ford Motor Credit Co. LLC , (U.S. Secured
Overnight Financing Rate + 2.950%), 8.14%,
3/06/26 (b) 3,618
1,550,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,525
3,745,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,639
4,765,000 General Motors Financial Co. Inc. , (U.S. Secured
Overnight Financing Rate + 0.620%), 5.92%,
10/15/24 (b) 4,740
5,640,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.300%), 6.58%,
4/07/25 (b)(e) 5,636
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,289
2,264,000 Gilead Sciences Inc. , 0.75%, 9/29/23  2,247
3,180,000 GlaxoSmithKline Capital PLC , 0.53%, 10/01/23  3,155
645,000 Graphic Packaging International LLC , 4.13%,
8/15/24  631
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,541
6,845,000 Hewlett Packard Enterprise Co. , 5.90%,
10/01/24  6,853
3,215,000 Humana Inc. , 0.65%, 8/03/23  3,215
2,500,000 Huntington Ingalls Industries Inc. , 0.67%,
8/16/23  2,495
2,805,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 2,788
8,340,000 Hyundai Capital America 144A, 0.80%,
1/08/24 (a) 8,156
5,210,000 Hyundai Capital America 144A, 5.80%,
6/26/25 (a) 5,216
2,075,000 JDE Peet's NV 144A, 0.80%, 9/24/24 (a) 1,947
2,750,000 John Deere Capital Corp. , 4.95%, 6/06/25  2,750
5,474,000 John Deere Financial Inc. , 2.46%, 4/04/24
CAD (c) 4,073
900,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 854
5,000,000 Mercedes-Benz Finance Canada Inc. , 2.97%,
3/13/24 CAD (c) 3,733
3,520,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.930%), 6.17%, 3/30/25 (a)(b) 3,541
6,735,000 Mercedes-Benz Finance North America LLC
144A, 5.38%, 8/01/25 (a) 6,733
1,550,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,550
7,425,000 Microchip Technology Inc. , 0.97%, 2/15/24  7,225
3,620,000 Microchip Technology Inc. , 0.98%, 9/01/24  3,437
7,640,000 Nissan Motor Acceptance Co. LLC 144A, (3 mo.
LIBOR USD + 0.640%), 6.15%, 3/08/24 (a)(b) 7,602
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,480
Principal
or Shares Security Description
Value
(000)
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) $ 4,748
1,865,000 Quanta Services Inc. , 0.95%, 10/01/24  1,761
3,640,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 3,641
1,875,000 Revvity Inc. , 0.55%, 9/15/23  1,863
3,345,000 Revvity Inc. , 0.85%, 9/15/24  3,163
2,910,000 Royalty Pharma PLC , 0.75%, 9/02/23  2,897
900,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 813
900,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 863
1,845,000 Stryker Corp. , 0.60%, 12/01/23  1,813
143,000 Take-Two Interactive Software Inc. , 3.30%,
3/28/24  140
1,815,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,808
4,515,000 Thermo Fisher Scientific Inc. , (Secured
Overnight Financing Rate + 0.530%), 5.83%,
10/18/24 (b) 4,515
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,521
3,500,000 Toyota Credit Canada Inc. , 2.64%, 3/27/24
CAD (c) 2,606
3,035,000 Toyota Motor Credit Corp. , (U.S. Secured
Overnight Financing Rate + 0.750%), 6.05%,
12/11/23 (b) 3,040
4,020,000 Toyota Motor Credit Corp. , (Secured Overnight
Financing Rate + 0.890%), 6.03%, 5/18/26 (b) 4,048
900,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 897
1,550,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,544
3,085,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 3,085
11,150,000 United Parcel Service Inc. , 2.13%, 5/21/24
CAD (c) 8,238
2,465,000 VMware Inc. , 0.60%, 8/15/23  2,460
3,775,000 VMware Inc. , 1.00%, 8/15/24  3,592
2,000,000 VW Credit Canada Inc. , 1.20%, 9/25/23
CAD (c) 1,507
4,850,000 Warnermedia Holdings Inc. , 3.43%, 3/15/24  4,775
1,610,000 Westlake Corp. , 0.88%, 8/15/24  1,527
237,195
Utility  (4%)
4,705,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 4,634
1,160,000 American Electric Power Co. Inc. M, 0.75%,
11/01/23  1,146
1,720,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  1,679
4,180,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  4,187
2,020,000 Baker Hughes Holdings LLC/Baker Hughes Co.-
Obligor Inc. , 1.23%, 12/15/23  1,988
3,160,000 CenterPoint Energy Inc. , (Secured Overnight
Financing Rate + 0.650%), 5.78%, 5/13/24 (b) 3,156
4,115,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.200%), 5.54%, 8/11/23 (b)(e) 4,115
1,105,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 1,044
2,065,000 Dominion Energy Inc. D, (3 mo. LIBOR USD +
0.530%), 6.08%, 9/15/23 (b) 2,065
900,000 DPL Inc. , 4.13%, 7/01/25  864
2,905,000 Enbridge Inc. , 0.55%, 10/04/23  2,878
3,375,000 Enbridge Inc. , (Secured Overnight Financing
Rate + 0.630%), 5.77%, 2/16/24 (b) 3,377

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
1,379,000 Entergy Louisiana LLC , 0.62%, 11/17/23  $ 1,359
858,000 EQT Corp. , 6.13%, 2/01/25  859
1,390,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 1,382
900,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 6.38%, 4/15/27 (a) 897
1,550,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 1,523
3,920,000 Ovintiv Inc. , 5.65%, 5/15/25  3,914
4,350,000 Phillips 66 , 0.90%, 2/15/24  4,237
2,345,000 Public Service Enterprise Group Inc. , 0.84%,
11/08/23  2,313
900,000 Range Resources Corp. , 4.88%, 5/15/25  884
9,500,000 Southern Co. 21-A, 0.60%, 2/26/24  9,223
900,000 Southwestern Energy Co. , 5.70%, 1/23/25  895
840,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 780
8,905,000 TransCanada PipeLines Ltd. FRN, (Secured
Overnight Financing Rate + 1.520%), 6.72%,
3/09/26 (b) 8,922
1,630,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (a) 1,658
4,480,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (a) 4,418
900,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 849
75,246
Total Corporate Bond (Cost - $626,333)
621,035
Mortgage Backed (6%
)
3,900,000 ACREC LLC 2023-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.230%),
7.48%, 2/19/38 (a)(b) 3,869
2,739,672 BDS 2021-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.034%), 6.26%,
1/18/36 (a)(b) 2,709
2,582,744 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 6.07%, 9/25/31 (a)(b) 2,571
1,875,091 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.034%), 6.26%, 10/15/36 (a)(b) 1,869
8,994,732 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.24%, 2/15/38 (a)(b) 8,605
2,500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
6.49%, 2/15/38 (a)(b) 2,348
1,455,845 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.33%,
11/25/39 (a)(b) 1,460
4,608,037 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.92%,
12/25/41 (a)(b) 4,586
5,263,209 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 6.27%,
1/25/42 (a)(b) 5,258
3,087,569 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.82%,
5/25/42 (a)(b) 3,150
Principal
or Shares Security Description
Value
(000)
6,469,183 Connecticut Avenue Securities Trust 2023-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 6.97%,
6/25/43 (a)(b) $ 6,507
5,650,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 6.77%,
7/25/43 (a)(b) 5,668
3,541,190 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.277%), 6.50%,
5/15/36 (a)(b) 3,524
1,291,948 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 6.62%, 4/25/34 (a)(b) 1,292
801,700 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 5.44%, 3/25/25 (b) 800
1,964,398 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 5.82%,
10/25/33 (a)(b) 1,956
3,897,432 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 6.72%,
1/25/34 (a)(b) 3,904
13,685,531 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.92%,
9/25/41 (a)(b) 13,527
1,535,025 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.07%,
1/25/42 (a)(b) 1,522
5,099,617 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 6.37%,
2/25/42 (a)(b) 5,089
6,211,912 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.014%), 7.08%,
1/25/50 (a)(b) 6,214
1,445,306 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.964%), 7.03%,
2/25/50 (a)(b) 1,451
651,667 Freddie Mac STACR Trust 2019-FTR2 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 1.064%), 6.13%, 11/25/48 (a)
(b) 650
56,874 Freddie Mac STACR Trust 2019-DNA4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.064%), 7.13%, 10/25/49 (a)
(b) 57
2,950,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.207%),
6.43%, 7/15/36 (a)(b) 2,908
1,159,129 LoanCore Issuer Ltd. 2021-CRE4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.914%), 5.98%, 7/15/35 (a)(b) 1,158

Principal
or Shares Security Description
Value
(000)
870,364 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.614%), 6.91%, 6/25/57 (a)(b) $ 868
3,022,036 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.67%, 4/25/34 (a)(b) 3,022
6,950,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 6.04%, 3/15/36 (a)(b) 6,630
1,056,102 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 6.92%, 11/25/31 (a)(b) 1,054
4,750,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.754%), 8.00%, 5/19/38 (a)(b) 4,744
4,050,384 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.514%), 7.58%, 2/25/47 (a)(b) 4,121
Total Mortgage Backed (Cost - $114,184)
113,091
U.S. Treasury (15%
)
44,700,000 U.S. Treasury Bill , 5.15%, 9/14/23 (d) 44,413
60,000,000 U.S. Treasury Bill , 4.97%, 10/19/23 (d) 59,308
30,000,000 U.S. Treasury Bill , 5.27%, 10/24/23 (d) 29,633
15,000,000 U.S. Treasury Bill , 4.95%, 10/26/23 (d) 14,812
Principal
or Shares Security Description
Value
(000)
80,000,000 U.S. Treasury Bill , 4.95%, 11/02/23 (d) $ 78,909
30,000,000 U.S. Treasury Bill , 5.34%, 11/07/23 (d) 29,570
15,000,000 U.S. Treasury Bill , 5.37%, 11/21/23 (d) 14,754
10,000,000 U.S. Treasury Bill , 5.40%, 1/04/24 (d) 9,772
2,000,000 U.S. Treasury Note , 0.13%, 12/15/23  1,962
Total U.S. Treasury (Cost - $283,341)
283,133
Investment Company (2%
)
13,785,235 Payden Cash Reserves Money Market Fund* 13,785
2,726,002 Payden Floating Rate Fund, SI Class* 26,333
Total Investment Company (Cost - $40,785)
40,118
Total Investments (Cost - $1,955,750) (102%)
1,945,025
Liabilities in excess of Other Assets (-2%)
(29,493)
Net Assets (100%) $ 1,915,532
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $12,635 and the total market value of the collateral held by the Fund is $12,926. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 3,866 CAD  5,074 HSBC Bank USA, N.A. 03/13/2024 $ 7
Liabilities:
CAD 4,470 USD  3,392 HSBC Bank USA, N.A. 09/20/2023 –
USD 1,509 CAD  2,012 Barclays Bank PLC 09/25/2023 (18)
USD 7,698 CAD  10,165 BNP PARIBAS 09/26/2023 (16)
USD 2,665 CAD  3,546 Citibank, N.A. 03/27/2024 (32)
USD 8,419 CAD  11,268 Citibank, N.A. 05/21/2024 (154)
USD 7,365 CAD  9,840 HSBC Bank USA, N.A. 09/20/2023 (102)
USD 2,264 CAD  3,028 HSBC Bank USA, N.A. 12/15/2023 (36)
USD 4,161 CAD  5,629 HSBC Bank USA, N.A. 02/07/2024 (119)
USD 4,100 CAD  5,541 HSBC Bank USA, N.A. 04/04/2024 (115)
USD 3,847 CAD  5,073 HSBC Bank USA, N.A. 04/25/2024 (13)
(605)
Net Unrealized Appreciation (Depreciation)
$(598)